Equity (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 09, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Balance		$ 805,286	$ 1,198,614	$ 1,222,697
Capital Increase	$ 3,200
Balance		773,608	805,286	1,198,614
As at January 1		6,145	0
Capital increase			6,145
Transfer of treasury shares to key employees		(1,373)
As at December 31		$ 4,772	$ 6,145	$ 0
As at January 1		3,200,445	0
Capital increase			3,200,445
Transfer of treasury shares to key employees		(715,000)
As at December 31		2,485,445	3,200,445	0
Share Capital
Disclosure of classes of share capital [line items]
Balance		$ 163,223	$ 160,022	$ 160,022
Capital Increase		0	3,201	0
Balance		$ 163,223	$ 163,223	$ 160,022